INCOME TAXES (Tables)	12 Months Ended
Feb. 29, 2016
Income Taxes Tables
Schedule of Effective Income Tax Rate Reconciliation

The difference between income taxes at the statutory federal income tax rate and income taxes reported in the statements of operations are attributable to the following:

	February 29, 2016	February 28, 2015
Income tax benefit at the federal statutory rate	34%	34%
Permanent differences	(2)%	(3)%
Increase in valuation allowance	(32)%	(31)%

Provision for income tax	0%	0%

Schedule of Deferred Tax Assets and Liabilities

At February 29, 2016, and February 28, 2015, deferred tax assets (liabilities) consisted of the following:

	February 29,	February 28,
	2016	2015
Accrued compensation	$87,969	$
Accrued interest	23,520
Net operating loss carryovers	5,555,259	4,058,611
Research and development credits	130,422
Capital loss carryover	25,421
Stock compensation	1,491,106	1,183,918
	7,313,697	5,242,529
Depreciation	(76,987)	(10,273)
	7,236,710	5,232,256
Less: Valuation allowance	(7,236,710)	(5,232,256)
Net deferred tax asset	$—	$—